DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2024
Expenses by nature [abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the three and six-month periods ended June 30, 2024, and 2023.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Depreciation and amortization	$882	$632	$1,818	$1,277
Compensation	770	640	1,497	1,278
Cost of inventory	744	862	1,508	1,607
Fuel, transportation, and distribution costs	411	372	819	765
Operations and maintenance costs	315	266	645	542
Marketing and administrative costs	307	217	592	419
Utilities	239	143	480	283
Other direct operating costs	207	148	429	338
Total	$3,875	$3,280	$7,788	$6,509